Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	RIVERPARK FUNDS TRUST
CIK	dei_EntityCentralIndexKey	0001494928
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jan. 30, 2012
Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2012
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
RiverPark Large Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark Large Growth Fund Retail Class Shares Institutional Class Shares Class C Shares*
*	Class C Shares are not currently being offered for sale to investors.

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	RiverPark Large Growth Fund (“RiverPark Growth” or the “Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2011, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	73.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class C Shares are based on estimated amounts.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark Growth seeks long-term capital appreciation by investing in equity securities of large capitalization companies that RiverPark believes have above-average growth prospects. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of large capitalization companies. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. RiverPark uses a fundamental research driven approach to identify those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S.

The Fund invests in industries that RiverPark believes are the beneficiaries of long-term secular changes in the global economy and companies within those industries that are gaining market share and have, what RiverPark believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry. RiverPark seeks companies with latent pricing power, expanding free cash flow and a high return on invested capital. RiverPark also looks for companies with strong and experienced management teams with clear business objectives. RiverPark believes it can gain an investment advantage not only through its primary research and by developing conviction in business models, but also because it invests with a long-term time horizon.

RiverPark’s investment process includes several well-defined steps. First, RiverPark frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends. The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RiverPark seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team. Finally, RiverPark creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the company’s future enterprise value. RiverPark’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics. Generally, a security will be sold from the portfolio when RiverPark believes its assessment of the security’s intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

RiverPark’s goal is to invest only when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling. RiverPark looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

RiverPark Growth is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Foreign Securities Risk. The Fund may invest in foreign securities through investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Market Risk. Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk. Continued turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

May Lose Money	rr_RiskLoseMoney	RiverPark Growth is subject to a number of risks that may affect the value of its shares and cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (as of December 31, 2011)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Institutional Class Shares’ highest quarterly return was 9.02% for the quarter ended December 31, 2011 and the lowest quarterly return was -11.34% for the quarter ended September 30, 2011, and the Retail Class Shares’ highest quarterly return was 8.94% for the quarter ended December 31, 2011 and lowest quarterly return was -11.43% for the quarter ended September 30, 2011.

Performance Table:	rr_PerformanceTableHeading

The performance table below shows how the Fund’s average annual return for the calendar year ended December 31, 2011 and since inception of the Fund’s operations (i.e. September 30, 2010) compare to that of the Fund’s benchmarks, Russell 1000 Growth Index and S&P 500 Index:

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Large Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	11.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Large Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	10.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Large Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	9.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.51%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,057
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,808
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	7,505
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.43%)
One Year	rr_AverageAnnualReturnYear01	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Large Growth Fund | Retail Class | - Return After-Tax on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.20%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Large Growth Fund | Retail Class | - Return After-Tax on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Large Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	8.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.08%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,914
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,582
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	7,191
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.34%)
One Year	rr_AverageAnnualReturnYear01	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Large Growth Fund | Institutional Class | - Return After-Tax on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.48%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Large Growth Fund | Institutional Class | - Return After-Tax on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Large Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	8.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.08%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	203
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	2,175
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,952
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	7,663
RiverPark/Wedgewood Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark/Wedgewood Fund Retail Class Shares Institutional Class Shares Class C Shares*
*	Class C Shares are not currently being offered for sale to investors.

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	RiverPark/Wedgewood Fund (“RiverPark/Wedgewood” or the “Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2011, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	48.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark/Wedgewood seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc., the Fund’s sub-adviser (“Wedgewood”), believes have above-average growth prospects. The Fund invests primarily in common stocks. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization ompanies. The Fund is non-diversified and invests in a limited number of companies, generally holding securities of between 20 and 30 companies. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside of the U.S.

Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today’s economy. Wedgewood invests for the long term, and expects to hold securities, in many cases, for more than 5 years.

Wedgewood’s investment process involves rigorous qualitative and quantitative inputs as well as a strict valuation and risk discipline. Wedgewood’s quantitative process seeks to differentiate among the 500-600 largest companies to separate those which exhibit factors such as above-average returns on equity, returns on capital, cash flow returns on investment, earnings per share growth and revenue growth. The qualitative process then focuses on the sustainability of the company’s business model with particular emphasis on barriers to entry, competition and relative buyer/supplier leverage. Wedgewood next uses a valuation model to forecast future performance for sales, earnings and financial position to create absolute valuation projections for the company’s intrinsic value seeking to invest in a focused (20-30 securities) portfolio of its highest conviction ideas. Positions are reduced or eliminated from the portfolio over time when long-term growth rates fall below Wedgewood’s expectations, a superior opportunity becomes available and/or appreciation results in an excessively large holding in the portfolio.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

RiverPark/Wedgewood is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Foreign Securities Risk. The Fund may invest in foreign securities through investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Market Risk. Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Management Risk. Management risk means that the sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Non-Diversification Risk. RiverPark/Wedgewood is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund’s net asset value and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the Fund’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Recent Market Events Risk. Continued turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

May Lose Money	rr_RiskLoseMoney	RiverPark/Wedgewood is subject to a number of risks that may affect the value of its shares and cause you to lose money.
Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. RiverPark/Wedgewood is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the Fund may have a greater impact on the Fund's net asset value and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the Fund's value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (as of December 31, 2011)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Institutional Class Shares’ highest quarterly return was 10.56% for the quarter ended December 31, 2011 and the lowest quarterly return was -9.39% for the quarter ended September 30, 2011, and the Retail Class Shares’ highest quarterly return was 10.49% for the quarter ended December 31, 2011 and lowest quarterly return was -9.41% for the quarter ended September 30, 2011.

Performance Table:	rr_PerformanceTableHeading

The performance table below shows how the Fund’s average annual return for the calendar year ended December 31, 2011 and since inception of the Fund’s operations (i.e. September 30, 2010) compare to that of the Fund’s benchmarks, Russell 1000 Growth Index and S&P 500 Index:

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark/Wedgewood Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	11.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark/Wedgewood Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	10.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark/Wedgewood Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.06%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.46%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	907
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,707
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,799
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.41%)
One Year	rr_AverageAnnualReturnYear01	5.86%
Since Inception	rr_AverageAnnualReturnSinceInception	11.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark/Wedgewood Fund | Retail Class | - Return After-Tax on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.86%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.98%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark/Wedgewood Fund | Retail Class | - Return After-Tax on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.81%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.36%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark/Wedgewood Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	703
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,331
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,024
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.39%)
One Year	rr_AverageAnnualReturnYear01	6.14%
Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark/Wedgewood Fund | Institutional Class | - Return After-Tax on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.14%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	11.24%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark/Wedgewood Fund | Institutional Class | - Return After-Tax on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.99%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark/Wedgewood Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	203
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,001
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,818
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,946
RiverPark Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark Small Cap Growth Fund Retail Class Shares Institutional Class Shares Class C Shares*
*	Class C Shares are not currently being offered for sale to investors.

Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	RiverPark Small Cap Growth (“RiverPark Small Cap” or the “Fund”) seeks long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2011, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	92.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark Small Cap seeks long-term capital appreciation by investing in equity securities of small capitalization companies that RiverPark believes have above-average growth prospects. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of small capitalization companies. The Fund considers companies with market capitalizations at the time of purchase less than $2.5 billion to be small capitalization companies. The Fund invests primarily in common stocks. RiverPark uses a fundamental research driven approach to identifying those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations. The Fund may invest in companies in any industry. The Fund invests primarily in the securities of U.S. companies, but it may also invest outside the U.S.

The Fund invests in industries that RiverPark believes are the beneficiaries of long-term secular changes in the global economy and companies within those industries that are gaining market share and have, what RiverPark believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry. RiverPark seeks companies with latent pricing power, expanding free cash flow and a high return on invested capital. RiverPark also looks for companies with strong and experienced management teams with clear business objectives. RiverPark believes it can gain an investment advantage not only through its primary research and by developing conviction in business models, but also because it invests with a long-term time horizon.

RiverPark’s investment process includes several well-defined steps. First, RiverPark frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends. The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RiverPark seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team. Finally, RiverPark creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the firm’s future enterprise value. RiverPark’s purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics. Generally, a security will be sold from the portfolio when RiverPark believes its assessment of the security’s intrinsic value has been realized, when the security is underperforming, or when its risk management or industry concentration guidelines suggest reducing the position.

RiverPark’s goal is to invest only when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling. RiverPark looks for the opportunity to invest in its high conviction ideas at times when it believes a company’s prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

RiverPark Small Cap is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Equity Securities Risks. The Fund invests primarily in equity securities. Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of the Fund investments, regardless of the performance or expected performance of companies in which the Fund invests.

Small and Medium Capitalization Company Risk. RiverPark Small Cap invests primarily in the securities of smaller capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause the Fund’s share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, the Funds may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Foreign Securities Risk. The Fund may invest in foreign securities through investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Growth Stock Risk. The Fund invests in growth stocks. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the Fund’s performance. When growth investing is out of favor, the Fund’s share price may decline even though the companies the Fund holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Market Risk. Because the Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market in which the Fund invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk. Continued turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Management Risk. Management risk means that the Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

May Lose Money	rr_RiskLoseMoney	RiverPark Small Cap is subject to a number of risks that may affect the value of its shares and cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (as of December 31, 2011)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Institutional Class Shares’ highest quarterly return was 10.62% for the quarter ended March 31, 2011 and the lowest quarterly return was -19.11% for the quarter ended September 30, 2011, and the Retail Class Shares’ highest quarterly return was 10.63% for the quarter ended March 31, 2011 and lowest quarterly return was -19.22% for the quarter ended September 30, 2011.

Performance Table:	rr_PerformanceTableHeading

The performance table below shows how the Fund’s average annual return for the calendar year ended December 31, 2011 and since inception of the Fund’s operations (i.e. September 30, 2010) compare to that of the Fund’s benchmarks, Russell 2000 Growth Index and Russell 2000 Index:

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Small Cap Growth Fund | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Small Cap Growth Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Small Cap Growth Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.09%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.49%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	153
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,571
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,933
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	6,109
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.22%)
One Year	rr_AverageAnnualReturnYear01	(6.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Small Cap Growth Fund | Retail Class | - Return After-Tax on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(6.18%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Small Cap Growth Fund | Retail Class | - Return After-Tax on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.01%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Small Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.68%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,538
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,894
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	6,063
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.11%)
One Year	rr_AverageAnnualReturnYear01	(5.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Small Cap Growth Fund | Institutional Class | - Return After-Tax on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.99%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Small Cap Growth Fund | Institutional Class | - Return After-Tax on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.89%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.68%)	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	228
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,810
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	3,301
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	6,662
RiverPark Short Term High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section RiverPark Short Term High Yield Fund Retail Class Shares Institutional Class Shares
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The RiverPark Short Term High Yield Fund (“RiverPark Short Term” or the “Fund”) seeks high current income and capital appreciation consistent with the preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-30
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended September 30, 2011, the Fund’s portfolio turnover rate was 454% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	454.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

RiverPark Short Term seeks high current income and capital appreciation consistent with the preservation of capital by investing in short term debt, preferred stock, convertible bonds, bank loans and high yield bonds (“Securities”), such as securities issued by the U.S. Government, its agencies and instrumentalities, or corporate bonds or notes that Cohanzick Management, LLC (“Cohanzick”), RiverPark Short Term’s sub-adviser, deems appropriate for the Fund’s investment objective. Under normal circumstances, RiverPark Short Term will invest no less than 80% of its net assets in high yield securities, also known as “junk bonds,” rated BB or below by a Rating Agency or, if unrated, determined by Cohanzick to be of comparable quality. The Fund will maintain a dollar-weighted average effective maturity of no more than three years. However, the Fund may invest up to 25% of its assets in Securities that have not been called or tendered having a maturity date in excess of three years. The effective maturity of a security will be defined as the shorter of the contractual maturity of a security or the date Cohanzick reasonably believes that because of a Qualifying Feature (as described below) a security will be redeemed earlier than the contractual maturity date. “Qualifying Feature” means any of the following: (a) an announcement, or when Cohanzick reasonably believes such an announcement will be made, of the issuer such as an issuer announcement of an early redemption; (b) a relevant contractual feature of the Security, such as provisions allowing holders a mandatory put date; (c) a specific attribute of such Security such as contractual sinking fund requirements and/or cash flow sweeps.

In addition to considering economic factors such as the effect of interest rates on RiverPark Short Term’s investments, Cohanzick applies a “bottom up” approach in choosing investments. This means that Cohanzick looks at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund’s investment objective. If Cohanzick is unable to find such investments, the Fund’s uninvested assets may be held in cash or similar investments, subject to the Fund’s specific investment objective. Securities are generally held in the Fund’s portfolio until maturity, however, a security may be sold prior to maturity. For example, a security may be sold prior to maturity in light of a corporate action or announcement affecting the issuer. In addition, a security may be purchased at a discount and/or sold prior to maturity where Cohanzick believes it is advantageous to do so.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

RiverPark Short Term is subject to a number of risks that may affect the value of its shares and cause you to lose money, including:

Risks of Investing in Fixed Income Securities. The Fund invests a significant portion of its assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates.

Interest Rate Risk. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities. In addition, interest rate increases generally will increase the interest carrying costs of borrowed securities and leveraged investments. To the extent that interest rate assumptions underlie the hedge ratios implemented in hedging a particular position, fluctuations in interest rates could invalidate those underlying assumptions and expose a Fund’s assets to losses. Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules.

Credit Risk. Debt portfolios are subject to credit risk. Credit risk refers to the likelihood that an issuer will default in the payment of principal and/or interest on an instrument. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations which are rated by rating agencies are often reviewed and may be subject to downgrade.

Below Investment Grade Securities Risks. RiverPark Short Term invests in fixed-income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody’s Investors Service, Inc. and Standard & Poor’s Corporation and accordingly involve great risk. Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. The market prices of such securities are also subject to abrupt and erratic market movements and above-average price volatility, and the spread between the bid and asked prices of such securities may be greater than those prevailing in other securities markets. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High-Yield Securities Risks. RiverPark Short Term invests principally in high-yield securities. Such securities are generally not exchange traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Fund invests in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. High-yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer’s inability to meet timely interest and principal payments. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Companies that issue such securities are often highly leveraged and may not have available to them more traditional methods of financing. It is possible that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities.

Risks Associated with Investments in Distressed Securities. The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Any one or all of the issuers of the securities in which the Fund may invest may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Fund’s sub-adviser will correctly evaluate the value of the assets collateralizing the Fund’s loans or the prospects for a successful reorganization or similar action. Unless the Fund’s loans are most senior, in any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than the Fund’s original investment. Under such circumstances, the returns generated from the Fund’s investments in distressed securities may not adequately compensate for the risks assumed. In addition, there is no minimum credit standard that is a prerequisite to the Fund’s investment in any instrument, and a significant portion of the obligations and preferred stock in which the Fund invests may be less than investment grade.

Foreign Securities Risk. The Fund may invest in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers. These investments involve certain risks not generally associated with investments in securities of U.S. issuers. Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Foreign securities also involve such risks as currency fluctuation risk, delays in transaction settlements, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, and the difficulty of enforcing obligations in other countries. With any investment in foreign securities, there exist certain economic, political and social risks, including the risk of adverse political developments, nationalization, confiscation without fair compensation and war.

Management Risk. Management risk means that the Adviser’s or sub-adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Portfolio Turnover Risk. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Recent Market Events Risk. Continued turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

May Lose Money	rr_RiskLoseMoney	RiverPark Short Term is subject to a number of risks that may affect the value of its shares and cause you to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is no guarantee of future results.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	888-564-4517
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.riverparkfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (as of December 31, 2011)
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Institutional Class Shares’ highest quarterly return was 1.65% for the quarter ended December 31, 2011 and the lowest quarterly return was -0.01% for the quarter ended September 30, 2011, and the Retail Class Shares’ highest quarterly return was 1.49% for the quarter ended December 31, 2011 and lowest quarterly return was -0.07% for the quarter ended September 30, 2011.

Performance Table:	rr_PerformanceTableHeading

The performance table below shows how the Fund’s average annual return for the calendar year ended December 31, 2011 and since inception of the Fund’s operations (i.e. September 30, 2010) compare to that of the Fund’s benchmarks, BofA Merrill Lynch 1-3 Yr U.S. Corporate Bond Index and BofA Merrill Lynch 1 Year U.S. Treasury Index:

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	Updated performance information is available by calling the Fund, toll free, at 888-564-4517, or by visiting the Fund’s website at www.riverparkfunds.com.
RiverPark Short Term High Yield Fund | BofA Merrill Lynch 1-3 Yr U.S. Corporate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | BofA Merrill Lynch 1 Year U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.53%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.93%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	593
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,084
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,440
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.07%)
One Year	rr_AverageAnnualReturnYear01	3.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | Retail Class | - Return After-Tax on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.46%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Short Term High Yield Fund | Retail Class | - Return After-Tax on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.50%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Short Term High Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.47%	[5]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[6]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	556
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,036
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,363
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
One Year	rr_AverageAnnualReturnYear01	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010
RiverPark Short Term High Yield Fund | Institutional Class | - Return After-Tax on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.61%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]
RiverPark Short Term High Yield Fund | Institutional Class | - Return After-Tax on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.64%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2010	[3]

[1]	Other Expenses for the Retail Class Shares and Institutional Class Shares are based on actual amounts for the Fund's fiscal year ended September 30, 2011 and include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees. Other Expenses for Class C Shares are based on estimated amounts.
[2]	RiverPark Advisors, LLC, the Fund's investment adviser ("RiverPark" or the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional, 1.25% for the Retail Class Shares and 2.00% for the Class C Shares of the Fund's average net assets. This arrangement is in effect until at least January 30, 2013 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	RiverPark Advisors, LLC, the Fund's investment adviser ("RiverPark" or the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.25% for the Institutional, 1.50% for the Retail Class Shares and 2.25% for the Class C Shares of the Fund's average net assets. This arrangement is in effect until at least January 30, 2013 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.
[5]	Other Expenses are based on actual amounts for the Fund's fiscal year ended September 30, 2011 and include administration, transfer agency, custodian, administrative servicing and shareholder servicing fees.
[6]	RiverPark Advisors, LLC, the Fund's investment adviser ("RiverPark" or the "Adviser"), has agreed contractually to waive its fees and to reimburse expenses of the Fund to the extent necessary to ensure that operating expenses (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional and 1.25% for the Retail Class Shares of the Fund's average net assets. This arrangement is in effect until at least January 30, 2013 and, subject to annual approval by the Board of Trustees of RiverPark Funds Trust, this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination or the Adviser notifies the Funds at least 30 days prior to the annual approval of its determination not to continue the agreement. This agreement may be terminated with 90 days notice by a majority of the independent members of the Board or a majority of the Fund's outstanding shares.